Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purpose) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 51	¥ 69
Trading account assets	6,577	7,939
Investments	8,213	10,254
Loans	7,468	5,871
Other assets	1,588	1,322
Total	¥ 23,897	¥ 25,455